Short-term bonds (Tables)	12 Months Ended
Dec. 31, 2021
Short-term bonds
Details of short-term bonds

		Issuance			Coupon	Balance as at 31	Issued				Balance as at 31
Type of Instruments	Face Value	Date	Maturity	Issue Price	Rate	December 2020	Amount	Interest	Amortization	Repayment	December 2021
	RMB’000			RMB’000		RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Super short-term bond (2020 8th)	2,000,000	December 2020	30 days	2,000,000	1.50%	2,001,951	—	575	(60)	(2,002,466)	—
Super short-term bond (2020 9th)	3,000,000	December 2020	30 days	3,000,000	1.40%	3,000,926	—	2,416	110	(3,003,452)	—
Super short-term bond (2021 1st)	2,000,000	January 2021	37 days	2,000,000	2.18%	—	2,000,000	5,548	—	(2,005,548)	—
Super short-term bond (2021 2nd)	3,000,000	January 2021	30 days	3,000,000	2.25%	—	3,000,000	8,088	—	(3,008,088)	—
Super short-term bond (2021 3rd)	3,000,000	February 2021	41 days	3,000,000	2.40%	—	3,000,000	4,258	—	(3,004,258)	—
Super short-term bond (2021 4th)	2,000,000	April 2021	37 days	2,000,000	2.10%	—	2,000,000	6,302	—	(2,006,302)	—
Super short-term bond (2021 5th)	3,000,000	April 2021	36 days	3,000,000	2.13%	—	3,000,000	4,420	—	(3,004,420)	—
Super short-term bond (2021 6th)	2,000,000	July 2021	29 days	2,000,000	2.07%	—	2,000,000	3,630	—	(2,003,630)	—
Super short-term bond (2021 7th)	3,000,000	July 2021	29 days	3,000,000	2.05%	—	3,000,000	5,897	—	(3,005,897)	—
Super short-term bond (2021 8th)	2,500,000	July 2021	36 days	2,500,000	2.03%	—	2,500,000	5,840	—	(2,505,840)	—
Super short-term bond (2021 9th)	1,500,000	August 2021	54 days	1,500,000	2.00%	—	1,500,000	3,205	—	(1,503,205)	—
Super short-term bond (2021 10th)	2,000,000	August 2021	54 days	2,000,000	2.14%	—	2,000,000	3,752	—	(2,003,752)	—
Super short-term bond (2021 11th)	3,000,000	September 2021	54 days	3,000,000	2.13%	—	3,000,000	4,902	—	(3,004,902)	—
Super short-term bond (2021 12th)	1,500,000	September 2021	54 days	1,500,000	2.03%	—	1,500,000	1,752	—	(1,501,752)	—
Super short-term bond (2021 13th)	1,500,000	October 2021	29 days	1,500,000	2.05%	—	1,500,000	1,432	—	(1,501,432)	—
Super short-term bond (2021 14th)	3,000,000	October 2021	29 days	3,000,000	2.17%	—	3,000,000	1,784	—	(3,001,784)	—
Super short-term bond (2021 15th)	2,000,000	October 2021	36 days	2,000,000	2.12%	—	2,000,000	581	—	(2,000,581)	—
Super short-term bond (2021 16th)	5,000,000	November 2021	98 days	5,000,000	2.38%	—	5,000,000	18,910	22	—	5,018,932
Super short-term bond (2021 17th)	3,000,000	December 2021	29 days	3,000,000	2.22%	—	3,000,000	3,467	75	—	3,003,542
Super short-term bond (JiangSu2021 1st)	200,000	December 2021	270 days	200,000	2.60%	—	200,000	43	—	—	200,043

Total				48,200,000		5,002,877	43,200,000	86,802	147	(40,067,309)	8,222,517

Outstanding short-term bonds as at 31 December 2020 are summarized as follows:

		Issuance			Coupon	Balance as at 31	Issued				Balance as at 31
Type of Instruments	Face Value	Date	Maturity	Issue Price	Rate	December 2019	Amount	Interest	Amortization	Repayment	December 2020
	RMB’000			RMB’000		RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Super short-term bond (2019 9th)	5,000,000	October 2019	180 days	5,000,000	2.09%	5,018,170	—	33,977	(754)	(5,051,393)	—
Super short-term bond (2019 10th)	2,000,000	November 2019	90 days	2,000,000	2.00%	2,006,098	—	3,934	(196)	(2,009,836)	—
Super short-term bond (2019 11th)	2,000,000	December 2019	60 days	2,000,000	1.80%	2,001,267	—	4,722	(87)	(2,005,902)	—
Super short-term bond (2020 1st)	2,000,000	February 2020	90 days	2,000,000	1.70%	—	2,000,000	8,361	—	(2,008,361)	—
Super short-term bond (2020 2nd)	2,000,000	February 2020	60 days	2,000,000	1.50%	—	2,000,000	4,918	—	(2,004,918)	—
Super short-term bond (2020 3rd)	2,000,000	April 2020	60 days	2,000,000	1.20%	—	2,000,000	3,945	—	(2,003,945)	—
Super short-term bond (2020 4th)	2,000,000	May 2020	90 days	2,000,000	1.20%	—	2,000,000	5,918	—	(2,005,918)	—
Super short-term bond (2020 5th)	2,000,000	October 2020	30 days	2,000,000	1.30%	—	2,000,000	2,137	—	(2,002,137)	—
Super short-term bond (2020 6th)	2,000,000	November 2020	30 days	2,000,000	1.30%	—	2,000,000	2,137	—	(2,002,137)	—
Super short-term bond (2020 7th)	3,000,000	November 2020	30 days	3,000,000	1.40%	—	3,000,000	3,452	—	(3,003,452)	—
Super short-term bond (2020 8th)	2,000,000	December 2020	30 days	2,000,000	1.50%	—	2,000,000	1,891	60	—	2,001,951
Super short-term bond (2020 9th)	3,000,000	December 2020	30 days	3,000,000	1.40%		3,000,000	1,036	(110)	—	3,000,926

Total				29,000,000		9,025,535	20,000,000	76,428	(1,087)	(24,097,999)	5,002,877